Revenue	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
Revenue
30.
REVENUE

	Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
	(In Millions)
Revenue from contracts with customers	$208,412	$214,498	$220,190
Other revenues
Government grants income	1,037	1,030	1,704
Rental income	864	1,022	1,120
Others	165	189	185
	2,066	2,241	3,009
Total	$210,478	$216,739	$223,199

For the information of performance obligations related to customer contracts, please refer to Note 3 Summary of Material Accounting Policy Information for details.

a.
Disaggregation of revenue

Please refer to Note 42 Segment Information for details.

b.
Contract balances

	January 1,	December 31
	2022	2022	2023
	NT$	NT$	NT$
	(In Millions)
Trade notes and accounts receivable (Note 10)	$23,947	$24,672	$24,842
Contract assets
Products and service bundling	$7,197	$7,956	$9,297
Others	983	1,256	1,206
Less : Loss allowance	(18)	(19)	(21)
	$8,162	$9,193	$10,482
Current	$5,554	$6,056	$6,713
Noncurrent	2,608	3,137	3,769
	$8,162	$9,193	$10,482
Contract liabilities
Telecommunications business	$13,144	$14,081	$14,016
Project business	5,435	6,586	6,654
Advance land receipts (Note 41)	—	—	460
Others	495	397	518
	$19,074	$21,064	$21,648
Current	$12,234	$13,390	$14,088
Noncurrent	6,840	7,674	7,560
	$19,074	$21,064	$21,648

The changes in the contract asset and the contract liability balances primarily result from the timing difference between the satisfaction of performance obligations and the payments collected from customers. Significant changes of contract assets and liabilities recognized resulting from product and service bundling were as follows:

	Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
	(In Millions)
Contract assets
Net increase of customer contracts	$6,035	$6,933	$7,961
Reclassified to trade receivables	(6,039)	(6,149)	(6,574)
	$(4)	$784	$1,387
Contract liabilities
Net increase of customer contracts	$—	$9	$187
Recognized as revenues	(12)	(5)	(173)
	$(12)	$4	$14

The Company applies the simplified approach to recognize expected credit losses prescribed by IFRS 9, which permits the use of lifetime expected loss provision for receivables. Contract assets will be reclassified to trade receivables when the corresponding invoice is billed to the client. Contract assets have substantially the same risk characteristics as the trade receivables of the same types of contracts. Therefore, the Company concluded that the expected loss rates for trade receivables can be applied to the contract assets.

Revenue recognized for the year that was included in the contract liability at the beginning of the year was as follows:

	Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
	(In Millions)
Telecommunications business	$5,952	$6,626	$6,660
Project business	4,630	4,067	5,290
Others	431	440	540
	$11,013	$11,133	$12,490
c.
Incremental costs of obtaining contracts

	December 31
	2022	2023
	NT$	NT$
	(In Millions)
Current
Incremental costs of obtaining contracts	$—	$211

Noncurrent
Incremental costs of obtaining contracts	$980	$939

The Company considered the past experience and the default clauses in the telecommunications service contracts and believes the commissions and equipment subsidies paid for obtaining such contracts are expected to be recoverable; therefore, such costs were capitalized. LED also believes the commissions paid for obtaining real estate sale contracts are expected to be recoverable; therefore, such costs were capitalized and classified as current by the operating cycle. Amortization expenses for the years ended December 31 2021, 2022 and 2023 were $815 million, $841 million and $856 million, respectively.

d.
Remaining Performance Obligations

As of December 31, 2023, the aggregate amount of transaction price allocated to performance obligations for non-cancellable telecommunications service contracts that are unsatisfied is $35,179 million. The Company recognizes revenue when service is provided over contract terms. The Company expects to recognize such revenue of $21,181 million, $10,812 million and $3,185 million in 2024, 2025 and 2026, respectively. The variable consideration collected from customers on nonrecurring basis resulting from exceeded usage from monthly fee and revenue recognized for contracts that the Company has a right to consideration from customers in the amount corresponding directly with the value to the customers of the Company’s performance completed to date have been excluded from the disclosure of remaining performance obligations.

As of December 31, 2023, the aggregate amount of transaction price allocated to performance obligations for non-cancellable project business contracts that are unsatisfied is $26,593 million. The Company recognizes revenues when the project business contract is completed and accepted by customers. The Company expects to recognize such revenue of $8,600 million, $7,331 million and $10,663 million in 2024, 2025 and 2026, respectively. Project business contracts whose expected duration are less than a year have been excluded from the aforementioned disclosure.